Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0000823768
Registrant Name	WASTE MANAGEMENT INC
Registration File Number	333-264493
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES